NOTE RECEIVABLE (Schedule of note receivable) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance, March 31, 2025	$ 802,766
Interest income	34,000
Accretion income	31,188	$ 0
Interest payments received	(34,000)	0
Balance, March 31, 2026	$ 833,954	$ 802,766